Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 12,043,717.9		₨ 10,623,855.6	$ 164,666.7
Fair Value Of Credit Substitutes	547,276.9		362,373.7	$ 7,482.6
Non-funded exposure	1,216,145.9		1,224,692.9
Total Exposure	₨ 13,807,140.7	$ 188,776.9	₨ 12,210,922.2
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 3,241,292.9		₨ 2,958,437.7
Fair Value Of Credit Substitutes	0.0		2,756.6
Non-funded exposure	2,578.6		446.4
Total Exposure	₨ 3,243,871.5	$ 44,351.5	₨ 2,961,640.7
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	23.50%	23.50%	24.30%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 540,350.3		₨ 533,155.3
Fair Value Of Credit Substitutes	0.0		343.7
Non-funded exposure	21,747.7		22,820.3
Total Exposure	₨ 562,098.0	$ 7,685.2	₨ 556,319.3
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.10%	4.10%	4.60%
Power
Concentration Risk [Line Items]
Gross loans	₨ 630,189.4		₨ 458,628.1
Fair Value Of Credit Substitutes	76,449.1		48,997.7
Non-funded exposure	30,299.7		41,445.6
Total Exposure	₨ 736,938.2	$ 10,075.7	₨ 549,071.4
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	5.30%	5.30%	4.50%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 424,765.4		₨ 399,046.4
Fair Value Of Credit Substitutes	2,048.0		2,015.1
Non-funded exposure	17,743.6		19,135.9
Total Exposure	₨ 444,557.0	$ 6,078.2	₨ 420,197.4
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.20%	3.20%	3.40%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 189,952.7		₨ 240,196.0
Fair Value Of Credit Substitutes	6,448.4		12,255.3
Non-funded exposure	92,218.6		144,296.9
Total Exposure	₨ 288,619.7	$ 3,946.1	₨ 396,748.2
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	3.20%
NBFC
Concentration Risk [Line Items]
Gross loans	₨ 415,787.6		₨ 317,450.0
Fair Value Of Credit Substitutes	83,596.5		76,860.2
Non-funded exposure	2,789.6		1,659.1
Total Exposure	₨ 502,173.7	$ 6,865.9	₨ 395,969.3
NBFC | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.60%	3.60%	3.20%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 368,388.5		₨ 376,334.2
Fair Value Of Credit Substitutes	0.0		495.3
Non-funded exposure	8,572.3		10,849.7
Total Exposure	₨ 376,960.8	$ 5,154.0	₨ 387,679.2
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	3.20%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 381,562.7		₨ 330,632.5
Fair Value Of Credit Substitutes	18,556.9		18,397.9
Non-funded exposure	35,757.0		33,037.0
Total Exposure	₨ 435,876.6	$ 5,959.5	₨ 382,067.4
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.20%	3.20%	3.10%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 298,277.1		₨ 280,870.4
Fair Value Of Credit Substitutes	4,872.2		4,309.5
Non-funded exposure	35,737.9		36,335.2
Total Exposure	₨ 338,887.2	$ 4,633.4	₨ 321,515.1
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.60%
Agri Production - Food
Concentration Risk [Line Items]
Gross loans	₨ 337,904.8		₨ 313,143.6
Fair Value Of Credit Substitutes	0.0		0.0
Non-funded exposure	998.1		833.3
Total Exposure	₨ 338,902.9	$ 4,633.6	₨ 313,976.9
Agri Production - Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.60%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 172,989.4		₨ 136,531.9
Fair Value Of Credit Substitutes	190,457.8		33,834.9
Non-funded exposure	59,803.5		115,440.2
Total Exposure	₨ 423,250.7	$ 5,786.9	₨ 285,807.0
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	2.30%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 342,573.5		₨ 260,907.9
Fair Value Of Credit Substitutes	240.4		1,391.3
Non-funded exposure	29,321.5		21,853.6
Total Exposure	₨ 372,135.4	$ 5,088.0	₨ 284,152.8
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	2.30%
Financial Institutions
Concentration Risk [Line Items]
Gross loans	₨ 443,257.3		₨ 219,417.5
Fair Value Of Credit Substitutes	21,147.1		59,118.8
Non-funded exposure	3.7		2,058.7
Total Exposure	₨ 464,408.1	$ 6,349.6	₨ 280,595.0
Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.40%	3.40%	2.30%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 248,140.2		₨ 231,524.9
Fair Value Of Credit Substitutes	13,116.6		1,144.7
Non-funded exposure	53,192.5		45,235.4
Total Exposure	₨ 314,449.3	$ 4,299.3	₨ 277,905.0
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.30%
Telecom
Concentration Risk [Line Items]
Gross loans			₨ 232,932.0
Fair Value Of Credit Substitutes			10,412.6
Non-funded exposure			29,949.6
Total Exposure			₨ 273,294.2
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.20%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 167,416.1		₨ 165,578.8
Fair Value Of Credit Substitutes	15,879.7		2,457.1
Non-funded exposure	190,154.9		104,731.8
Total Exposure	₨ 373,450.7	$ 5,106.0	₨ 272,767.7
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	2.20%
Business Services
Concentration Risk [Line Items]
Gross loans			₨ 244,028.7
Fair Value Of Credit Substitutes			2,278.5
Non-funded exposure			15,953.3
Total Exposure			₨ 262,260.5
Business Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.10%
Wholesale Trade - Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 301,508.2		₨ 238,436.5
Fair Value Of Credit Substitutes	2,065.6		0.0
Non-funded exposure	17,816.8		18,766.1
Total Exposure	₨ 321,390.6	$ 4,394.2	₨ 257,202.6
Wholesale Trade - Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.10%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 258,854.1		₨ 211,849.6
Fair Value Of Credit Substitutes	0.0		34.2
Non-funded exposure	51,891.6		34,840.2
Total Exposure	₨ 310,745.7	$ 4,248.6	₨ 246,724.0
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.00%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 3,022,929.8		₨ 2,474,753.6
Fair Value Of Credit Substitutes	105,516.4		85,270.3
Non-funded exposure	538,019.5		525,004.6
Total Exposure	₨ 3,666,465.7	$ 50,129.4	₨ 3,085,028.5
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	26.40%	26.40%	25.50%
Textiles and Garments
Concentration Risk [Line Items]
Gross loans	₨ 257,577.9
Fair Value Of Credit Substitutes	6,882.2
Non-funded exposure	27,498.8
Total Exposure	₨ 291,958.9	$ 3,991.8
Textiles and Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%